Retirement Benefit Plans - Summary of Defined Benefit Pension Plan Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Equity securities (as a percent)	37.00%	38.00%
Debt securities (as a percent)	49.00%	49.00%
Real estate and other (as a percent)	14.00%	13.00%
Quoted
Disclosure of fair value of plan assets [line items]
Equity securities	$ 1,069	$ 1,058
Debt securities	1,389	1,385
Real estate and other	71	62
Unquoted
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Debt securities	0	0
Real estate and other	$ 329	$ 307